Schedule of Investments
March 31, 2020 (unaudited)
Matthew 25 Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 85.00%

Carpets And Rugs - 0.17%
Interface, Inc. (2)	55,000	415,800

Air Courier Services - 7.30%
FedEx Corp.	145,000	17,582,700

Business Services - 2.01%
MasterCard, Inc. Class A	20,000	4,831,200
The Depository Trust & Clearing Co. (2) (3)	1	2,656

		4,833,856

Electronic Computers - 10.55%
Apple, Inc.	100,000	25,429,000

Federal & Federally-Sponsored - 3.78%
Federal Agricultural Mortgage Corp. Class A	79,786	3,826,537
Federal Agricultural Mortgage Corp. Class C	95,000	5,284,850

		9,111,387

Federal & Federally-Sponsored Credit Agencies - 0.05%
Fannie Mae (2)	75,000	119,250

Finance Services - 8.18%
KKR & Co., Class A	840,000	19,714,800

Fire, Marine & Casualty Insurance - 5.08%
Berkshire Hathaway, Inc. Class A (2)	45	12,240,000

National Commercial Banks - 6.16%
JPMorgan Chase & Co.	165,000	14,854,950

Railroads, Line-Haul Operations - 7.65%
Kansas City Southern	145,000	18,441,100

Real Estate Investment Trusts - 6.92%
Brandywine Realty Trust	1,586,500	16,689,980

Retail-Catalog & Mail-Order Houses - 1.94%
Amazon.com, Inc. (2)	2,400	4,679,328

Security Brokers, Dealers & Exchanges - 11.22%
Goldman Sachs Group, Inc.	175,000	27,053,250

Services-Help Supply Services - 0.11%
Insperity, Inc. (2)	7,000	261,100

Services-Computer Programming, Data Processing, Etc. - 6.75%
Facebook, Inc. (2)	97,500	16,263,000

State Commercial Banks - 2.08%
Customers Bancorp, Inc. (2)	352,500	3,852,825
East West Bancorp, Inc. (2)	45,000	1,158,300

		5,011,125

Transportation Equipment - 5.04%
Polaris Industries, Inc.	252,500	12,157,875

Total Common Stocks	(Cost $ 139,993,481)	204,858,501

Preferred Stock - 14.17%

Government Agencies - 2.23%
Fannie Mae - Series F, 12/31/2049, 0.00% (2)	575,600	5,370,348
Fannie Mae - Series G, 12/31/2049, 0.00% (2)	405,000	3,847,500
Fannie Mae - Series H, 12/31/2049, 5.81% (2)	209,500	2,090,810
Fannie Mae - Series I, 12/31/2049, 5.375% (2)	122,500	1,715,000
Fannie Mae - Series L, 12/31/2049, 5.125% (2)	336,600	3,275,118
Fannie Mae - Series M, 12/31/2049, 4.75% (2)	540,000	5,076,000
Fannie Mae - Series N, 12/31/2049, 5.50% (2)	290,000	2,900,000
Fannie Mae - Series O, 12/31/2049, 0.00% (2)	336,500	3,365,000
Fannie Mae - Series P, 12/31/2049, 0.00% (2)	1,418,000	6,522,800

Total PreferredStock	(Cost $ 30,986,771)	34,162,576

Money Market Registered Investment Companies - 0.40%

First American Government Obligation Fund Class Z, 0.37% (4)	964,213	964,213

Total Money Market Registered Investment Companies	(Cost $ 964,213)	964,213

Total Investments - 99.57%	(Cost $ 171,944,465)	239,985,290

Other Assets less Liabilities - 0.43%		1,025,514

Total Net Assets - 100.00%		241,010,804

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$236,156,097	$-
Level 2 - Other Significant Observable Inputs	3,826,537	-
Level 3 - Significant Unobservable Inputs	2,656	-
Total	$239,985,290	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Fair valued security deemed as Level 3 security.
(4) Variable rate security; the rate shown represents the yield at March 31, 2020